Disclosure of information on segments - Reconciliation of segment assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information on segments [Line Items]
Consolidated assets	$ 4,533,799	$ 4,503,227	$ 4,561,811
Elimination of assets of equity accounted investees, not consolidated (owned by third parties)	(8,387,620)	(8,422,909)	(8,598,678)
Elimination of the subsidiaries and associates of the Parent company	(940,977)	(920,601)	(914,940)
Elimination of intercompany receivables	(16,697)	(16,921)	(15,188)
Other	35,585	27,211	26,714
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Consolidated assets	$ 13,843,508	$ 13,836,447	$ 14,063,903